State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

June 28, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Munder Series Trust (the “Trust”) File Nos. 333-102943, 811-21294

Post-Effective Amendment No. 11

Ladies and Gentlemen:

Pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended (“1933 Act”), submitted for filing via EDGAR on behalf of the above-referenced Registrant, is Post-Effective Amendment No. 11 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The cover page of the attached Amendment designates that the Amendment shall be effective seventy five (75) days after filing.

The Trust previously filed Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A on May 11, 2005 (the “Prior Amendment”) under paragraph (a)(2) of Rule 485 under the 1933 Act in order to add a new series to the Trust, namely the Munder Small-Mid Cap Fund (the “New Fund”). This Amendment is being filed for the purpose of updating disclosure with respect to the New Fund, primarily in response to comments received from Christian Sandoe, Esq., of the Commission, with respect to the Prior Amendment. As discussed with Mr. Sandoe, the Trust and its principal underwriter intend to request acceleration of the Amendment to July 1, 2005 and will submit such acceleration request in accordance with Rule 461 of the 1933 Act via a separate correspondence filing.

If you should have any questions relating to the filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Ryan M. Louvar
Ryan M. Louvar
Vice President and Counsel

Enclosures

cc:	M. West

J. Kanter